Equity - Summary of Movements of Shares in Share Trust (Parenthetical) (Details) - shares	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Transfer to employee share trust, (in shares)	3,500,000	0	0	3,450,000